Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 631,034	$ 441,860	$ 462,485
Adjustments to reconcile net income to net operating cash:
Depreciation	152,217	151,212	140,347
Amortization of intangible assets	26,985	29,692	34,964
Impairment of trademarks and goodwill	4,086	5,492	4,484
Provisions for environmental-related matters	6,736	9,100	7,089
Provisions for (net credit from) qualified exit costs	2,734	534	(3,811)
Deferred income taxes	(10,422)	16,913	20,070
Defined benefit pension plans net cost	20,309	12,326	18,104
Income tax effect of ESOP on other capital		(3,211)	(7,515)
Stock-based compensation expense	54,348	48,176	42,276
Net increase in postretirement liability	3,666	6,793	4,627
Decrease in non-traded investments	72,861	62,540	53,407
Loss (gain) on disposition of assets	3,454	(5,469)	2,720
Other	(18,349)	3,137	3,330
Change in working capital accounts:
(Increase) in accounts receivable	(33,578)	(93,697)	(111,113)
Decrease (increase) in inventories	19,929	(19,222)	(82,060)
(Decrease) increase in accounts payable	(51,124)	64,053	155,116
(Decrease) increase in accrued taxes	(70,264)	5,435	(19,410)
Increase (decrease) in accrued compensation and taxes withheld	63,697	(538)	75,210
(Decrease) increase in refundable income taxes	(32,967)	(572)	16,059
DOL settlement accrual	80,000
Other	11,000	36,249	(78,910)
Costs incurred for environmental-related matters	(31,689)	(30,451)	(30,880)
Costs incurred for qualified exit costs	(4,577)	(6,181)	(11,275)
Other	(12,200)	1,641	11,276
Net operating cash	887,886	735,812	706,590
INVESTING ACTIVITIES
Capital expenditures	(157,112)	(153,801)	(125,162)
Acquisitions of businesses, net of cash acquired	(99,242)	(44,436)	(298,161)
Proceeds from sale of assets	9,677	12,842	8,335
Increase in other investments	(95,778)	(92,374)	(74,961)
Net investing cash	(342,455)	(277,769)	(489,949)
FINANCING ACTIVITIES
Net (decrease) increase in short-term borrowings	(284,839)	(43,346)	357,835
Proceeds from long-term debt	999,697	40,777	14,798
Payments of long-term debt	(14,000)	(49,881)	(159,422)
Costs associated with repurchase of long-term debt			(22,192)
Payments of cash dividends	(160,939)	(153,512)	(156,424)
Proceeds from stock options exercised	221,126	69,536	102,209
Income tax effect of stock-based compensation exercises and vesting	104,858	12,958	19,676
Treasury stock purchased	(557,766)	(367,372)	(375,677)
Other	(21,559)	15,631	(4,371)
Net financing cash	286,578	(475,209)	(223,568)
Effect of exchange rate changes on cash	(2,115)	(8,723)	(3,817)
Net increase (decrease) in cash and cash equivalents	829,894	(25,889)	(10,744)
Cash and cash equivalents at beginning of year	32,696	58,585	69,329
Cash and cash equivalents at end of year	862,590	32,696	58,585
Taxes paid on income	223,329	196,147	137,872
Interest paid on debt	$ 41,551	$ 42,897	$ 78,747